SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended		1 Months Ended	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Apr. 30, 2014 Mr. Pollard, COO [Member]	Dec. 31, 2013 Mr. Pollard, COO [Member]	Dec. 31, 2013 Mr. Ranew, Director [Member]	May 09, 2014 Subsequent Event [Member]	Apr. 10, 2014 Subsequent Event [Member]	May 09, 2014 Subsequent Event [Member] Guaranty Bank and Trust [Member]	May 09, 2014 Subsequent Event [Member] Maximum [Member] Guaranty Bank and Trust [Member]	May 09, 2014 Subsequent Event [Member] Mr. Pollard, COO [Member]	Apr. 10, 2014 Subsequent Event [Member] Mr. Pollard, COO [Member]	Apr. 10, 2014 Subsequent Event [Member] Mr. Ranew, Director [Member]
Subsequent Event [Line Items]
Warrant term from the date of the exchange										3 years
Purchase price per share										1.00
Warrants issued in exchange for the cancelation of debt										1,690,000
Amount of note converted into warrant										$ 1,690,000					$ 300,000
Note payable, related parties			600,000											300,000
Due date extension						May 02, 2014	Apr. 02, 2014	Apr. 02, 2014						May 02, 2014
Credit facility, term											4 years
Credit facility, maximum borrowing capacity											50,000,000
Credit facility, interest rate												5.00%
Credit facility, amount borrowed											3,500,000
Credit facility, amount borrowed used in transactions											1,050,000
Repayments of notes payable									385,000				300,000
Credit facility, amount borrowed available for use											2,450,000
Sale of shares for cash at $3.00 per share, shares	25,200								27,334
Sale of shares for cash at $3.00 per share	75,600	183,102	2,550,011						82,000
Common stock issued, price per share	$ 3.00								$ 3.00
Options expiration period	3 years			10 years	10 years				3 years
Options granted	295,600		2,300,000						405,000
Exercise price of stock options granted	$ 1.00								$ 1.00
Cash received for stock options	$ 295,600								$ 380,000